Document and Entity Information	0 Months Ended
Aug. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2014
Registrant Name	AMERICAN FUNDS MORTGAGE FUND
Central Index Key	0001496998
Amendment Flag	false
Document Creation Date	Oct. 31, 2014
Document Effective Date	Nov. 01, 2014
Prospectus Date	Nov. 01, 2014
AMERICAN FUNDS MORTGAGE FUND® | Class A
Risk/Return:
Trading Symbol	MFAAX
AMERICAN FUNDS MORTGAGE FUND® | Class 529-F-1
Risk/Return:
Trading Symbol	CMFFX
AMERICAN FUNDS MORTGAGE FUND® | Class R-1
Risk/Return:
Trading Symbol	RMAAX
AMERICAN FUNDS MORTGAGE FUND® | Class R-2
Risk/Return:
Trading Symbol	RMABX
AMERICAN FUNDS MORTGAGE FUND® | Class R-3
Risk/Return:
Trading Symbol	RMACX
AMERICAN FUNDS MORTGAGE FUND® | Class R-4
Risk/Return:
Trading Symbol	RMAEX
AMERICAN FUNDS MORTGAGE FUND® | Class R-5
Risk/Return:
Trading Symbol	RMAFX
AMERICAN FUNDS MORTGAGE FUND® | Class R-6
Risk/Return:
Trading Symbol	RMAGX
AMERICAN FUNDS MORTGAGE FUND® | Class B
Risk/Return:
Trading Symbol	MFABX
AMERICAN FUNDS MORTGAGE FUND® | Class C
Risk/Return:
Trading Symbol	MFACX
AMERICAN FUNDS MORTGAGE FUND® | Class F-1
Risk/Return:
Trading Symbol	MFAEX
AMERICAN FUNDS MORTGAGE FUND® | Class F-2
Risk/Return:
Trading Symbol	MFAFX
AMERICAN FUNDS MORTGAGE FUND® | Class 529-A
Risk/Return:
Trading Symbol	CMFAX
AMERICAN FUNDS MORTGAGE FUND® | Class 529-B
Risk/Return:
Trading Symbol	CMFBX
AMERICAN FUNDS MORTGAGE FUND® | Class 529-C
Risk/Return:
Trading Symbol	CMFCX
AMERICAN FUNDS MORTGAGE FUND® | Class 529-E
Risk/Return:
Trading Symbol	CMFEX
AMERICAN FUNDS MORTGAGE FUND® | Class R-2E
Risk/Return:
Trading Symbol	RMBEX